PROVISION FOR INCOME TAXES AND DEFERRED INCOME TAXES	12 Months Ended
Dec. 31, 2022
PROVISION FOR INCOME TAXES AND DEFERRED INCOME TAXES
PROVISION FOR INCOME TAXES AND DEFERRED INCOME TAXES

21.PROVISION FOR INCOME TAXES AND DEFERRED INCOME TAXES

Provision for income taxes consists of the following for the years ended December 31, 2022 and 2021:

	2022	2021
Current:
Federal	$5,876,587	$3,382,708
State	1,485,814	5,161
Total Current	7,362,401	3,387,869
Deferred:
Federal	(1,890,711)	(322,017)
State	(729,986)	232,249
Total Deferred	(2,620,697)	(89,768)
Total Provision for Income Taxes	$4,741,704	$3,298,101

As of December 31, 2022 and 2021, the components of deferred tax assets and liabilities were as follows:

	2022	2021
Deferred Tax Assets:
Allowance for Doubtful Accounts	$998,674	$984,437
Inventory Reserve	58,840	219,474
Deferred Rent	17,102	18,978
Accrued Expenses	172,520	131,916
Interest Expense	—	—
Operating Lease Liabilities	1,969,561	606,718
Non-qualified Stock Options	809,992	809,992
Stock-based Compensation	3,465,882	—
Loss on Disposal of Subsidiary	1,600,209	1,720,979
Operating Losses	38,098,948	19,488,540
Property and Euipment	89,282	—
Total Deferred Tax Assets	47,281,010	23,981,034
Valuation Allowance	(44,082,411)	(22,495,563)
Net Deferred Tax Assets	$3,198,599	$1,485,471

21.PROVISION FOR INCOME TAXES AND DEFERRED INCOME TAXES (Continued)

	2022	2021
Deferred Tax Liabilities:
Contingent Consideration	$—	$(1,203,039)
Property, Plant & Equipment	—	(937,801)
Right-of-Use Assets	(1,908,717)	(598,774)
State Taxes	—	(76,672)
Total Deferred Tax Liabilities	(1,908,717)	(2,816,286)
Net Deferred Tax Assets (Liabilities)	$1,289,882	$(1,330,815)

The reconciliation between the effective tax rate on income and the statutory tax rate is as follows for the years ended December 31, 2022 and 2021:

	2022	2021
Income Tax Benefit at Federal Rate	$(6,441,046)	$(8,634,892)
State Taxes and Fees	1,737,004	1,435,197
IRS Section 280E Disallowance	1,633,905	1,922,244
Uncertain Tax Position	1,954,143	420,976
Change in Valuation Allowance	21,654,795	15,810,756
Change in Fair Value of Contingent Consideration	(7,265,518)	—
State Tax Carryforwards	(6,705,205)	(3,928,330)
Excess Accrual of Prior Year Taxes	(1,722,370)	(3,425,023)
Other Permanent Differences	(104,004)	(302,827)
Reported Income Tax Expense	$4,741,704	$3,298,101

The Company has used a discrete effective tax rate method to calculate taxes for the years ended December 31, 2022 and 2021. The Company determined that since small changes in estimated ordinary income would result in significant changes in the estimated annual effective tax rate, the historical method would not provide a reliable estimate for the fiscal years ended December 31, 2022 and 2021.

As the Company operates in the legalized cannabis industry, it is subject to the limits of IRC Section 280E (“Section 280E”) for U.S. federal income tax purposes under which the Company is only allowed to deduct expenses directly related to the cost of goods sold of its product. This results in permanent differences between ordinary and necessary business expenses deemed nonallowable under Section 280E, whereas the Company deducts all operating expenses on its state tax returns for which there is no comparable provision of Section 280E under the California Revenue and Taxation Code.

When tax returns are filed, it is highly certain that some positions taken would be sustained upon examination by the taxing authorities, while others are subject to uncertainty about the merits of the position taken or the amount of the position that would be ultimately sustained. The benefit of a tax position is recognized in the financial statements in the period during which, based on all available evidence, management believes it is more likely than not the position will be sustained upon examination, including the resolution of appeals or litigation processes, if any. Tax positions taken are not offset or aggregated with other positions. Tax positions that meet the more-likely-than-not recognition threshold are measured as the largest amount of tax benefit that is more than 50 percent likely of being realized upon settlement with the applicable taxing authority. The portion of the benefits associated with tax positions taken that exceeds the amount measured as described above is reflected as a liability for unrecognized tax benefits along with any associated interest and penalties that would be payable to the taxing authorities upon examination.

21.PROVISION FOR INCOME TAXES AND DEFERRED INCOME TAXES (Continued)

A reconciliation of the beginning and ending amount of total unrecognized tax benefits for years ended December 31, 2022 and 2021 is as follows:

	2022	2021
Balance at Beginning of Year	$1,449,046	$849,358
IRS Section 280E Positions Acquired	888,130	178,712
IRS Section 280E Positions	1,954,143	420,976
Balance at End of Year	$4,291,319	$1,449,046

The Company has determined that the tax impact of its corporate overhead allocation was not more likely than not to be sustained on the merits as required under ASC 740 “Income Taxes” due to the evolving interpretations of Section 280E. As a result, the Company included in the balance of total unrecognized tax benefits as of December 31, 2022 and 2021, potential benefits of $4,291,319 and $1,449,046, respectively, that, if recognized, would impact the effective tax rate on income from operations. Unrecognized tax benefits that reduce a net operating loss, similar to tax loss or tax credit carryforwards, are presented as a reduction to deferred income taxes.

The Company’s evaluation of tax positions was performed for those tax years which remain open to for audit. The Company may from time to time, be assessed interest or penalties by the taxing authorities, although any such assessments historically have been minimal and immaterial to the Company’s financial results. In the event the Company is assessed for interest and/or penalties, such amounts will be classified as income tax expense in the financial statements.

As of December 31, 2022, the Company’s federal tax returns since 2019 and state tax returns since 2018 are still subject to adjustment upon audit. The 2020 and 2021 tax returns for SoCal Hemp JV, LLC are currently under examination by the IRS. No other Company-related tax returns are currently being examined by any taxing authorities. While it is reasonably possible that certain portions of the unrecognized tax benefit may change from a lapse in applicable statute of limitations, it is not possible to reasonably estimate the effect of any amount of such a change to previously recorded uncertain tax positions in the next 12 months.